ACCOUNTS RECEIVABLE (Narrative) (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 29, 2020	Aug. 31, 2020
Accounts Receivable [Abstract]
Percentage of employee wages covered under Canada Emergency Wage Subsidy		75.00%
Amount of employee wages applied for under Canada Emergency Wage Subsidy	$ 2,936